Summary of Significant Accounting Policies -Concentration of Credit Risk (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue | Customer concentration
Concentration Risk [Line Items]
Concentration of Credit Risk	100.00%	98.00%	100.00%	96.00%	95.00%	100.00%
Revenue | Customer concentration | Grant A
Concentration Risk [Line Items]
Concentration of Credit Risk						28.00%
Revenue | Customer concentration | Grant B
Concentration Risk [Line Items]
Concentration of Credit Risk		0.00%		11.00%	10.00%	38.00%
Revenue | Customer concentration | Grant C
Concentration Risk [Line Items]
Concentration of Credit Risk	100.00%	68.00%	100.00%	65.00%	67.00%	34.00%
Revenue | Customer concentration | Grant D
Concentration Risk [Line Items]
Concentration of Credit Risk		30.00%		20.00%	18.00%
Accounts Receivable | Credit concentration
Concentration Risk [Line Items]
Concentration of Credit Risk			100.00%		100.00%	100.00%
Accounts Receivable | Credit concentration | Grant B
Concentration Risk [Line Items]
Concentration of Credit Risk						67.00%
Accounts Receivable | Credit concentration | Grant C
Concentration Risk [Line Items]
Concentration of Credit Risk			100.00%		100.00%	33.00%